Financial Assets & Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Financial assets and financial liabilities measured at fair value on a recurring basis
The following table presents the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2025 and 2024.

($ in millions)
	Fair Value	2025		2024
At December 31:	Hierarchy Level	Assets (5)	Liabilities (6)	Assets (5)	Liabilities (6)
Cash equivalents (1)
Time deposits, certificates of deposit and other (2)	2	$7,072	N/A	$6,663	N/A
Money market funds	1	413	N/A	284	N/A
Total cash equivalents		$7,485	N/A	$6,948	N/A
Debt securities–current (2) (3)	2	830	N/A	644	N/A
Debt securities–noncurrent (2) (4)	2,3	9	N/A	124	N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	2	171	—	362
Foreign exchange contracts	2	545	325	645	294
Derivatives not designated as hedging instruments
Foreign exchange contracts	2	12	14	22	43
Equity contracts	2	34	3	4	27
Total		$8,916	$513	$8,386	$726
(1)Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)Available-for-sale debt securities with carrying values that approximate fair value.
(3)Term deposits and government securities that are reported within marketable securities in the Consolidated Balance Sheet.
(4)2024 assets include a seller financing loan of approximately $100 million in connection with the divestiture of The Weather Company assets that was repaid early by the debtor in the second quarter of 2025, and was reported within investments and sundry assets in the Consolidated Balance Sheet. Refer to note E, “Acquisitions & Divestitures,” for additional information.
(5)The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2025 were $232 million and $361 million, respectively, and at December 31, 2024 were $575 million and $96 million, respectively.
(6)The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2025 were $254 million and $259 million, respectively, and at December 31, 2024 were $262 million and $463 million, respectively.
N/A–Not applicable